Gotham Enhanced 500 ETF

Schedule of Investments

as of December 31, 2023 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Advertising - 0.2%
Omnicom Group, Inc.	4,266	$369,051
The Interpublic Group of Companies, Inc.(a)	8,120	265,037
		634,088

Aerospace & Defense - 1.2%
General Dynamics Corp.	814	211,371
Howmet Aerospace, Inc.	1,218	65,918
L3Harris Technologies, Inc.	565	119,000
Lockheed Martin Corp.	5,174	2,345,065
Northrop Grumman Corp.	1,282	600,156
RTX Corp.	4,267	359,025
The Boeing Co.(b)	1,709	445,468
TransDigm Group, Inc.	172	173,995
		4,319,998

Agriculture - 1.6%
Altria Group, Inc.	45,041	1,816,954
Archer-Daniels-Midland Co.	12,369	893,289
Bunge Global SA	440	44,418
Philip Morris International, Inc.	33,498	3,151,492
		5,906,153

Airlines - 0.2%
American Airlines Group, Inc.(b)	15,155	208,230
Delta Air Lines, Inc.	13,695	550,950
Southwest Airlines Co.	1,768	51,060
United Airlines Holdings, Inc.(b)	828	34,163
		844,403

Apparel - 0.3%
Nike, Inc. - Class B	4,479	486,286
Ralph Lauren Corp. - Class A(a)	1,381	199,140
Tapestry, Inc.	5,145	189,387
VF Corp.(a)	1,169	21,977
		896,790

Auto Manufacturers - 1.9%
Cummins, Inc.(a)	3,052	731,168
Ford Motor Co.	12,047	146,853
General Motors Co.	34,916	1,254,183
PACCAR, Inc.	9,676	944,861
Tesla, Inc.(b)	14,929	3,709,558
		6,786,623

Auto Parts & Equipment - 0.2%
Aptiv PLC(b)	6,072	544,780
BorgWarner, Inc.	5,009	179,573
		724,353

Banks - 3.3%
Bank of America Corp.	67,170	2,261,614
Citigroup, Inc.	6,780	348,763
Citizens Financial Group, Inc.	4,080	135,211
Comerica, Inc.	1,119	62,451

Fifth Third Bancorp(a)	5,752	198,386
Huntington Bancshares, Inc.	4,303	54,734
JPMorgan Chase & Co.	24,817	4,221,373
KeyCorp	7,928	114,163
M&T Bank Corp.	1,361	186,566
Morgan Stanley	13,909	1,297,014
Northern Trust Corp.	1,755	148,087
Regions Financial Corp.	2,994	58,024
State Street Corp.	1,209	93,649
The Bank of New York Mellon Corp.	3,974	206,847
The Goldman Sachs Group, Inc.	1,213	467,939
The PNC Financial Services Group, Inc.	3,386	524,322
Truist Financial Corp.	11,281	416,495
U.S. Bancorp	13,000	562,640
Wells Fargo & Co.	13,147	647,095
Zions Bancorp N.A.(a)	1,327	58,215
		12,063,588

Beverages – 2.0%
Brown-Forman Corp. - Class B	1,392	79,483
Constellation Brands, Inc. - Class A	472	114,106
Keurig Dr Pepper, Inc.	30,145	1,004,431
Molson Coors Brewing Co. - Class B(a)	4,603	281,750
Monster Beverage Corp.(b)	3,055	175,999
PepsiCo, Inc.	10,023	1,702,306
The Coca-Cola Co.	62,378	3,675,936
		7,034,011

Biotechnology - 1.5%
Amgen, Inc.	7,999	2,303,872
Biogen, Inc.(b)	436	112,824
Bio-Rad Laboratories, Inc. - Class A(b)	620	200,192
Corteva, Inc.	1,932	92,581
Gilead Sciences, Inc.	16,868	1,366,477
Illumina, Inc.(b)	1,356	188,809
Incyte Corp.(b)	4,825	302,962
Moderna, Inc.(b)	1,145	113,870
Regeneron Pharmaceuticals, Inc.(b)	316	277,540
Vertex Pharmaceuticals, Inc.(b)	774	314,933
		5,274,060

Building Materials – 0.9%
Builders FirstSource, Inc.(b)	2,641	440,889
Carrier Global Corp.	17,993	1,033,698
Johnson Controls International PLC	14,651	844,484
Martin Marietta Materials, Inc.	154	76,832
Masco Corp.	4,788	320,700
Mohawk Industries, Inc.(b)	1,365	141,278
Trane Technologies PLC	1,836	447,800
Vulcan Materials Co.	332	75,367
		3,381,048

Chemicals - 1.0%
Air Products and Chemicals, Inc.	652	178,518
Albemarle Corp.(a)	294	42,477
Celanese Corp.(a)	268	41,639
CF Industries Holdings, Inc.	577	45,872
Dow, Inc.	2,110	115,712
DuPont de Nemours, Inc.	1,294	99,547
Eastman Chemical Co.	317	28,473

Ecolab, Inc.	858	170,184
FMC Corp.(a)	326	20,554
International Flavors & Fragrances, Inc.	5,492	444,687
Linde PLC	1,408	578,280
LyondellBasell Industries NV - Class A	3,302	313,954
PPG Industries, Inc.	710	106,181
The Mosaic Co.	7,070	252,611
The Sherwin-Williams Co.	4,123	1,285,964
		3,724,653

Commercial Services - 1.1%
Automatic Data Processing, Inc.	1,220	284,223
Cintas Corp.	262	157,897
CoStar Group, Inc.(b)	1,175	102,683
Equifax, Inc.(a)	302	74,682
FleetCor Technologies, Inc.(b)	1,581	446,807
Gartner, Inc.(b)	211	95,184
Global Payments, Inc.	808	102,616
MarketAxess Holdings, Inc.	93	27,235
Moody's Corp.	551	215,199
PayPal Holdings, Inc.(b)	24,208	1,486,614
Quanta Services, Inc.	363	78,335
Robert Half, Inc.	2,281	200,546
Rollins, Inc.	1,424	62,186
S&P Global, Inc.	941	414,529
United Rentals, Inc.(a)	170	97,481
Verisk Analytics, Inc.	368	87,900
		3,934,117

Computers - 8.6%
Accenture PLC - Class A	8,349	2,929,747
Apple, Inc.	131,844	25,383,925
Cognizant Technology Solutions Corp. - Class A	4,243	320,474
EPAM Systems, Inc.(b)	484	143,913
Fortinet, Inc.(b)	2,021	118,289
Hewlett Packard Enterprise Co.	3,813	64,745
HP, Inc.	25,156	756,944
International Business Machines Corp.	2,704	442,239
Leidos Holdings, Inc.	2,952	319,524
NetApp, Inc.	4,506	397,249
Seagate Technology Holdings PLC	615	52,503
Western Digital Corp.(b)	884	46,295
		30,975,847

Cosmetics & Personal Care - 1.5%
Colgate-Palmolive Co.	8,009	638,397
Kenvue, Inc.	41,111	885,120
The Estee Lauder Company, Inc. - Class A	985	144,056
The Procter & Gamble Co.	26,022	3,813,264
		5,480,837

Distribution & Wholesale - 0.5%
Copart, Inc.(b)	2,466	120,834
Fastenal Co.	1,703	110,303
LKQ Corp.	5,770	275,748
Pool Corp.(a)	827	329,733
W.W. Grainger, Inc.	1,113	922,333
		1,758,951

Diversified Financial Services - 3.5%
American Express Co.	2,258	423,014
Ameriprise Financial, Inc.	832	316,019
BlackRock, Inc.	1,277	1,036,669
Capital One Financial Corp.(a)	1,332	174,652
Cboe Global Markets, Inc.	318	56,782
CME Group, Inc. - Class A	2,529	532,607
Discover Financial Services	792	89,021
Franklin Resources, Inc.	12,533	373,358
Intercontinental Exchange, Inc.	1,689	216,918
Invesco Ltd.	3,897	69,522
Mastercard, Inc. - Class A	7,970	3,399,285
Nasdaq, Inc.	8,578	498,725
Raymond James Financial, Inc.	673	75,040
Synchrony Financial	1,438	54,917
T. Rowe Price Group, Inc.	2,009	216,349
The Charles Schwab Corp.	10,973	754,942
Visa, Inc. - Class A(a)	17,185	4,474,114
		12,761,934

Electric - 0.8%
Alliant Energy Corp.	724	37,141
Ameren Corp.	776	56,136
American Electric Power Co., Inc.	1,477	119,962
CenterPoint Energy, Inc.	1,881	53,740
CMS Energy Corp.	821	47,675
Consolidated Edison, Inc.	951	86,512
Constellation Energy Corp.	858	100,292
Dominion Energy, Inc.	2,441	114,727
DTE Energy Co.	604	66,597
Duke Energy Corp.	2,309	224,065
Edison International	1,147	81,999
Entergy Corp.	614	62,131
Evergy, Inc.	671	35,026
Eversource Energy	958	59,128
Exelon Corp.	2,927	105,079
FirstEnergy Corp.(a)	1,714	62,835
NextEra Energy, Inc.	5,889	357,698
NRG Energy, Inc.	4,863	251,417
PG&E Corp.	18,087	326,109
Pinnacle West Capital Corp.	278	19,972
PPL Corp.	2,102	56,964
Public Service Enterprise Group, Inc.	1,415	86,527
Sempra	1,849	138,176
The AES Corp.(a)	1,958	37,692
The Southern Co.	3,156	221,299
WEC Energy Group, Inc.	883	74,322
Xcel Energy, Inc.	1,558	96,456
		2,979,677

Electrical Components & Equipment - 0.4%
AMETEK, Inc.	680	112,125
Eaton Corp. PLC	1,034	249,008
Emerson Electric Co.	12,317	1,198,814
Generac Holdings, Inc.(a)(b)	156	20,161
		1,580,108

Electronics - 1.1%
Allegion PLC	260	32,939
Amphenol Corp. - Class A	1,895	187,851

Fortive Corp.	3,025	222,731
Garmin Ltd.	4,121	529,713
Honeywell International, Inc.	5,488	1,150,888
Hubbell, Inc.	161	52,958
Jabil, Inc.	2,724	347,038
Keysight Technologies, Inc.(b)	2,836	451,179
Mettler-Toledo International, Inc.(b)	55	66,713
TE Connectivity Ltd.	5,556	780,619
Trimble, Inc.(b)	734	39,049
		3,861,678

Energy - Alternate Sources - 0.0%(c)
Enphase Energy, Inc.(b)	340	44,928
First Solar, Inc.(b)	262	45,137
		90,065

Engineering & Construction - 0.1%
Jacobs Solutions, Inc.	2,706	351,239

Entertainment - 0.1%
Caesars Entertainment, Inc.(b)	5,318	249,308
Live Nation Entertainment, Inc.(b)	674	63,086
		312,394

Environmental Control - 0.2%
Pentair PLC	3,560	258,848
Republic Services, Inc.	945	155,840
Veralto Corp.	737	60,626
Waste Management, Inc.	1,193	213,666
		688,980

Food - 2.0%
Campbell Soup Co.(a)	5,752	248,659
Conagra Brands, Inc.	9,829	281,699
General Mills, Inc.	12,497	814,055
Hormel Foods Corp.(a)	11,679	375,013
Kellanova	8,614	481,609
Lamb Weston Holdings, Inc.	373	40,318
McCormick & Co., Inc.	807	55,215
Mondelez International, Inc. - Class A	29,334	2,124,661
Sysco Corp.	7,775	568,586
The Hershey Co.	605	112,796
The J.M. Smucker Co.	2,603	328,967
The Kraft Heinz Co.	30,828	1,140,019
The Kroger Co.	15,448	706,128
Tyson Foods, Inc. - Class A	1,131	60,791
		7,338,516

Forest Products & Paper - 0.1%
International Paper Co.	7,496	270,980

Gas - 0.0%(c)
Atmos Energy Corp.	379	43,926
NiSource, Inc.	1,224	32,497
		76,423

Hand & Machine Tools - 0.1%
Snap-on, Inc.	1,170	337,943
Stanley Black & Decker, Inc.	378	37,082
		375,025

Healthcare - Products - 2.0%
Abbott Laboratories	14,751	1,623,643
Agilent Technologies, Inc.	842	117,063
Align Technology, Inc.(b)	191	52,334
Baxter International, Inc.	10,883	420,737
Bio-Techne Corp.	384	29,629
Boston Scientific Corp.(b)	3,886	224,650
Danaher Corp.	6,272	1,450,964
DENTSPLY SIRONA, Inc.	717	25,518
Edwards Lifesciences Corp.(a)(b)	1,779	135,649
GE HealthCare Technologies, Inc.	9,147	707,246
Hologic, Inc.(b)	5,275	376,899
IDEXX Laboratories, Inc.(b)	207	114,895
Insulet Corp.(b)	167	36,236
Intuitive Surgical, Inc.(b)	896	302,275
Medtronic PLC	3,945	324,989
ResMed, Inc.	963	165,655
Revvity, Inc.	363	39,680
STERIS PLC	246	54,083
Stryker Corp.	978	292,872
Teleflex, Inc.	116	28,923
The Cooper Companies, Inc.	123	46,548
Thermo Fisher Scientific, Inc.	1,141	605,631
Waters Corp.(b)	149	49,055
West Pharmaceutical Services, Inc.	182	64,086
Zimmer Biomet Holdings, Inc.	616	74,967
		7,364,227

Healthcare - Services - 1.5%
Catalent, Inc.(b)	440	19,769
Centene Corp.(b)	12,304	913,079
Charles River Laboratories International, Inc.(b)	125	29,550
DaVita, Inc.(a)(b)	1,927	201,873
Elevance Health, Inc.	706	332,921
HCA Healthcare, Inc.	810	219,251
Humana, Inc.	371	169,848
IQVIA Holdings, Inc.(b)	555	128,416
Laboratory Corp. of America Holdings(a)	1,824	414,577
Molina Healthcare, Inc.(b)	1,247	450,554
Quest Diagnostics, Inc.	311	42,881
UnitedHealth Group, Inc.	4,781	2,517,052
Universal Health Services, Inc. - Class B	202	30,793
		5,470,564

Home Builders - 0.3%
D.R. Horton, Inc.	1,006	152,892
Lennar Corp. - Class A	2,411	359,335
NVR, Inc.(b)	9	63,004
PulteGroup, Inc.	4,657	480,696
		1,055,927

Home Furnishings - 0.0%(c)
Whirlpool Corp.	165	20,092

Household Products & Wares - 0.3%
Avery Dennison Corp.	200	40,432
Church & Dwight Co., Inc.	740	69,974
Kimberly-Clark Corp.	8,179	993,830
The Clorox Co.	362	51,618
		1,155,854

Insurance - 3.5%
Aflac, Inc.	1,765	145,613
American International Group, Inc.	2,079	140,852
Aon PLC - Class A	609	177,231
Arch Capital Group Ltd.(b)	1,120	83,182
Arthur J Gallagher & Co.	636	143,024
Assurant, Inc.	140	23,589
Berkshire Hathaway, Inc. - Class B(b)	20,340	7,254,464
Brown & Brown, Inc.	6,500	462,215
Chubb Ltd.	1,210	273,460
Cincinnati Financial Corp.	408	42,212
Everest Group Ltd.	104	36,772
Globe Life, Inc.	271	32,986
Loews Corp.	4,815	335,076
Marsh & McLennan Companies, Inc.	10,609	2,010,087
MetLife, Inc.	2,265	149,784
Principal Financial Group, Inc.	721	56,721
Prudential Financial, Inc.	1,070	110,970
The Allstate Corp.	744	104,145
The Hartford Financial Services Group, Inc.	863	69,368
The Progressive Corp.	1,496	238,283
The Travelers Companies, Inc.	664	126,485
W.R. Berkley Corp.	742	52,474
Willis Towers Watson PLC	2,227	537,153
		12,606,146

Internet - 13.6%
Airbnb, Inc. - Class A(b)	1,619	220,411
Alphabet, Inc. - Class A(b)	116,964	16,338,700
Amazon.com, Inc.(b)	105,101	15,969,045
Booking Holdings, Inc.(b)	771	2,734,907
CDW Corp.	1,571	357,120
eBay, Inc.	13,220	576,656
Etsy, Inc.(b)	277	22,451
Expedia Group, Inc. - Class A(b)	3,010	456,888
F5, Inc.(b)	1,272	227,663
Gen Digital, Inc.	15,988	364,846
Match Group, Inc.(b)	5,841	213,197
Meta Platforms, Inc. - Class A(b)	26,159	9,259,240
Netflix, Inc.(b)	3,671	1,787,336
Palo Alto Networks, Inc.(a)(b)	844	248,879
Uber Technologies, Inc.(b)	5,135	316,162
VeriSign, Inc.(b)	258	53,138
		49,146,639

Iron & Steel - 0.4%
Nucor Corp.	5,724	996,205
Steel Dynamics, Inc.	4,160	491,296
		1,487,501

Leisure Time - 0.2%
Carnival Corp.(b)	3,256	60,366
Norwegian Cruise Line Holdings Ltd.(a)(b)	1,214	24,329
Royal Caribbean Cruises Ltd.(b)	5,508	713,231
		797,926

Lodging - 0.6%
Hilton Worldwide Holdings, Inc.	764	139,117

Las Vegas Sands Corp.	1,989	97,879
Marriott International, Inc. - Class A	6,501	1,466,040
MGM Resorts International	8,342	372,720
Wynn Resorts Ltd.	336	30,613
		2,106,369

Machinery - Construction & Mining - 1.1%
Caterpillar, Inc.	12,981	3,838,092

Machinery - Diversified - 0.3%
Deere & Co.(a)	836	334,291
Dover Corp.	344	52,911
IDEX Corp.	187	40,600
Ingersoll Rand, Inc.	1,216	94,045
Nordson Corp.	146	38,567
Otis Worldwide Corp.	3,816	341,418
Rockwell Automation, Inc.	346	107,426
Westinghouse Air Brake Technologies Corp.	447	56,724
Xylem, Inc.	608	69,531
		1,135,513

Media - 1.7%
Charter Communications, Inc. - Class A(b)	1,257	488,571
Comcast Corp. - Class A	97,968	4,295,897
FactSet Research Systems, Inc.	93	44,366
Fox Corp. - Class A	12,020	356,633
News Corp. - Class A	12,271	301,253
Paramount Global - Class B(a)	1,887	27,909
The Walt Disney Co.	5,308	479,259
Warner Bros Discovery, Inc.(a)(b)	20,971	238,650
		6,232,538

Mining - 0.1%
Freeport-McMoRan, Inc.	4,200	178,794
Newmont Corp.	2,338	96,770
		275,564

Miscellaneous Manufacturing - 1.8%
3M Co.	11,859	1,296,426
A.O. Smith Corp. - Class A	3,483	287,139
Axon Enterprise, Inc.(b)	186	48,049
General Electric Co.	23,458	2,993,944
Illinois Tool Works, Inc.	901	236,008
Parker-Hannifin Corp.	2,767	1,274,757
Teledyne Technologies, Inc.(b)	115	51,323
Textron, Inc.	4,219	339,292
		6,526,938

Office - Business Equipment - 0.0%(c)
Zebra Technologies Corp. - Class A(b)	165	45,099

Oil & Gas – 2.7%
APA Corp.(a)	6,557	235,265
Chevron Corp.	13,630	2,033,052
ConocoPhillips(a)	3,516	408,102
Coterra Energy, Inc.	2,264	57,777
Devon Energy Corp.	4,058	183,827
Diamondback Energy, Inc.	559	86,690
EOG Resources, Inc.	1,737	210,090
EQT Corp.(a)	1,020	39,433

Exxon Mobil Corp.	29,991	2,998,501
Hess Corp.	784	113,021
Marathon Oil Corp.	1,542	37,255
Marathon Petroleum Corp.	8,655	1,284,056
Occidental Petroleum Corp.	2,600	155,246
Phillips 66	9,324	1,241,397
Pioneer Natural Resources Co.	1,544	347,215
Valero Energy Corp.	1,060	137,800
		9,568,727

Oil & Gas Services - 0.4%
Baker Hughes Co.	21,685	741,193
Halliburton Co.	8,956	323,759
Schlumberger NV	3,664	190,675
		1,255,627

Packaging & Containers - 0.2%
Amcor PLC	31,136	300,151
Ball Corp.	871	50,100
Packaging Corp. of America	1,922	313,113
Westrock Co.	828	34,379
		697,743

Pharmaceuticals - 5.4%
AbbVie, Inc.	9,575	1,483,838
Becton Dickinson & Co.	808	197,015
Bristol-Myers Squibb Co.	43,099	2,211,410
Cardinal Health, Inc.	5,998	604,598
Cencora, Inc.	3,335	684,942
CVS Health Corp.	32,508	2,566,832
Dexcom, Inc.(a)(b)	975	120,988
Eli Lilly & Co.	2,447	1,426,405
Henry Schein, Inc.(b)	386	29,224
Johnson & Johnson	34,889	5,468,501
McKesson Corp.	2,857	1,322,734
Merck & Co., Inc.	10,712	1,167,822
Pfizer, Inc.	16,721	481,398
The Cigna Group	5,302	1,587,684
Viatris, Inc.	3,567	38,631
Zoetis, Inc.(a)	1,330	262,502
		19,654,524

Pipelines - 0.1%
Kinder Morgan, Inc.	6,687	117,959
ONEOK, Inc.	1,491	104,698
Targa Resources Corp.	665	57,769
The Williams Companies, Inc.	3,145	109,540
		389,966

Private Equity - 0.2%
Blackstone, Inc.	6,153	805,551

Real Estate - 0.0%(c)
CBRE Group, Inc. - Class A(b)	921	85,736

Retail - 4.8%
AutoZone, Inc.(b)	48	124,109
Bath & Body Works, Inc.	674	29,090
Best Buy Co., Inc.	5,499	430,462
CarMax, Inc.(b)	394	30,236

Chipotle Mexican Grill, Inc.(b)	70	160,087
Costco Wholesale Corp.	1,182	780,215
Darden Restaurants, Inc.	321	52,740
Dollar General Corp.	636	86,464
Dollar Tree, Inc.(b)	657	93,327
Domino's Pizza, Inc.	89	36,688
Genuine Parts Co.	3,020	418,270
Lowe's Companies, Inc.	2,428	540,351
Lululemon Athletica, Inc.(b)	326	166,681
McDonald's Corp.	10,692	3,170,284
O'Reilly Automotive, Inc.(b)	162	153,913
Ross Stores, Inc.	1,022	141,435
Starbucks Corp.	3,399	326,338
Target Corp.	1,328	189,134
The Home Depot, Inc.	17,250	5,977,987
The TJX Companies, Inc.	24,539	2,302,004
Tractor Supply Co.(a)	272	58,488
Ulta Beauty, Inc.(b)	149	73,009
Walgreens Boots Alliance, Inc.(a)	2,549	66,554
Walmart, Inc.	7,976	1,257,416
Yum! Brands, Inc.	4,366	570,462
		17,235,744

Semiconductors - 5.4%
Advanced Micro Devices, Inc.(b)	4,161	613,373
Analog Devices, Inc.	1,426	283,147
Applied Materials, Inc.	11,776	1,908,536
Broadcom, Inc.	3,680	4,107,800
Intel Corp.	12,371	621,643
KLA Corp.	1,268	737,088
Lam Research Corp.	1,120	877,251
Microchip Technology, Inc.	1,627	146,723
Micron Technology, Inc.	9,326	795,881
Monolithic Power Systems, Inc.	123	77,586
NVIDIA Corp.	13,590	6,730,039
NXP Semiconductors NV	761	174,786
ON Semiconductor Corp.(a)(b)	1,110	92,718
Qorvo, Inc.(b)	258	29,053
QUALCOMM, Inc.	8,877	1,283,881
Skyworks Solutions, Inc.	3,091	347,490
Teradyne, Inc.(a)	386	41,889
Texas Instruments, Inc.	2,660	453,424
		19,322,308

Shipbuilding - 0.0%(c)
Huntington Ingalls Industries, Inc.	99	25,704

Software - 11.8%
Adobe, Inc.(b)	3,858	2,301,683
Akamai Technologies, Inc.(b)	393	46,512
ANSYS, Inc.(b)	741	268,894
Autodesk, Inc.(b)	1,815	441,916
Broadridge Financial Solutions, Inc.	349	71,807
Cadence Design Systems, Inc.(b)	2,307	628,358
Ceridian HCM Holding, Inc.(b)	355	23,828
Electronic Arts, Inc.	2,290	313,295
Fair Isaac Corp.(a)(b)	64	74,497
Fidelity National Information Services, Inc.	1,781	106,985
Fiserv, Inc.(b)	13,161	1,748,307
Intuit, Inc.	786	491,274
Jack Henry & Associates, Inc.	214	34,970

Microsoft Corp.	74,991	28,199,615
MSCI, Inc.	200	113,130
Oracle Corp.	7,144	753,192
Paychex, Inc.	1,035	123,279
Paycom Software, Inc.	142	29,354
PTC, Inc.(a)(b)	296	51,788
Roper Technologies, Inc.	907	494,469
Salesforce, Inc.(b)	18,336	4,824,934
ServiceNow, Inc.(b)	606	428,133
Synopsys, Inc.(b)	1,290	664,234
Take-Two Interactive Software, Inc.(b)	1,454	234,021
Tyler Technologies, Inc.(a)(b)	102	42,648
		42,511,123

Telecommunications - 4.3%
Arista Networks, Inc.(b)	799	188,172
AT&T, Inc.	180,450	3,027,951
Cisco Systems, Inc.	102,944	5,200,731
Corning, Inc.	17,057	519,386
Juniper Networks, Inc.	6,835	201,496
Motorola Solutions, Inc.	447	139,951
T-Mobile US, Inc.	18,144	2,909,028
Verizon Communications, Inc.	90,536	3,413,207
		15,599,922

Toys & Games & Hobbies - 0.1%
Hasbro, Inc.	2,986	152,465

Transportation - 1.4%
C.H. Robinson Worldwide, Inc.	1,782	153,947
CSX Corp.	5,977	207,223
Expeditors International of Washington, Inc.	438	55,714
FedEx Corp.	5,407	1,367,808
J.B. Hunt Transport Services, Inc.	259	51,733
Norfolk Southern Corp.(a)	662	156,484
Old Dominion Freight Line, Inc.	281	113,898
Union Pacific Corp.	1,788	439,168
United Parcel Service, Inc. - Class B	16,768	2,636,432
		5,182,407

Water - 0.0%(c)
American Water Works Co., Inc.	486	64,147
TOTAL COMMON STOCKS (Cost $314,365,526)		356,243,222

REAL ESTATE INVESTMENT TRUSTS - 1.3%
Alexandria Real Estate Equities, Inc.(a)	517	65,540
American Tower Corp.	3,952	853,158
AvalonBay Communities, Inc.	363	67,961
Boston Properties, Inc.	387	27,156
Camden Property Trust	285	28,298
Crown Castle, Inc.	3,680	423,899
Digital Realty Trust, Inc.	813	109,414
Equinix, Inc.	241	194,099
Equity Residential	1,124	68,744
Essex Property Trust, Inc.	167	41,406
Extra Space Storage, Inc.	544	87,220
Federal Realty Investment Trust	234	24,114
Healthpeak Properties, Inc.	6,194	122,641
Host Hotels & Resorts, Inc.	2,227	43,360
Invitation Homes, Inc.	1,794	61,193

Iron Mountain, Inc.	735	51,435
Kimco Realty Corp.	1,932	41,171
Mid-America Apartment Communities, Inc.	288	38,724
Prologis, Inc.	2,679	357,111
Public Storage	452	137,860
Realty Income Corp.(a)	15,591	895,234
Regency Centers Corp.	419	28,073
SBA Communications Corp.	922	233,902
Simon Property Group, Inc.	900	128,376
UDR, Inc.	967	37,026
Ventas, Inc.	1,176	58,612
VICI Properties, Inc.	2,661	84,833
Welltower, Inc.(a)	1,601	144,362
Weyerhaeuser Co.	2,090	72,669
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,546,551)		4,527,591

SHORT-TERM INVESTMENTS - 2.3%
Investments Purchased with Proceeds from Securities Lending - 2.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(d)	8,079,546	8,079,546

Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.25%(d)	464,812	464,812
TOTAL SHORT-TERM INVESTMENTS (Cost $8,544,358)		8,544,358

TOTAL INVESTMENTS - 102.2% (Cost $327,456,435)		$369,315,171
Liabilities in Excess of Other Assets - (2.2)%		(7,912,532)
TOTAL NET ASSETS - 100.0%		$361,402,639

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	All or a portion of this security is on loan as of December 31, 2023. The total market value of these securities was $7,872,518 which represented 2.2% of net assets.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day effective yield as of December 31, 2023.

Summary of Fair Value Exposure at December 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023:

Gotham Enhanced 500 ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$356,243,222	$—	$—	$356,243,222
Real Estate Investment Trusts	4,527,591	—	—	4,527,591
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	8,079,546
Money Market Funds	464,812	—	—	464,812
Total Investments	$361,235,625	$—	$—	$369,315,171

Refer to the Schedule of Investments for industry classifications.

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.